Jun-26-03 02:31pm From- T-242 P.002/002 F-453

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-31708

Centrys

NYSE

03019131

REVISED

June 26, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

1-31708

1-31708-01

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CAPITOL BANCORP LTD. & CAPITOL TRUST I, Common Shares and Trust Preferred Securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 18, 2003. Tentative listing date – June 24, 2003.

Sincerely,

PROCESSED
JUL 07 2003
THOMSON FINANCIAL